Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Other assets-Other / Other liabilities
Carrying value of investment contracts underwritten	¥ 230,163	¥ 242,496
Estimated fair value of investment contracts underwritten	¥ 231,572	¥ 244,246